Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares authorized (in Shares)	90,000,000	90,000,000
Common stock, par value (in Dollars per share)	$ 0.005	$ 0.005
Common stock, shares issued (in Shares)	5,065,150	5,065,150
Common stock, shares outstanding (in Shares)	5,065,150	5,065,150